Deposits to institutional cooperators, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deposits to institutional cooperators, net
Deposits to institutional cooperators	¥ 1,718,689,880	$ 245,769,384	¥ 1,964,168,534
Provision for credit losses on deposits to institutional cooperators	(5,096,518)	(728,792)	(5,871,290)	$ (839,583)	¥ (2,649,017)
Deposits to institutional cooperators, net	¥ 1,713,593,362	$ 245,040,592	¥ 1,958,297,244